ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Summary of Subsidiary Information

				Percentage
	Domicile and Date			of	Principal
Name	of Incorporation	Paid-in Capital		Effective Ownership	Activities

Ossen Innovation Materials Group, Co., Ltd. (“Ossen Innovation Group”)	BVI April 30, 2010	USD	—	100%	Investments holdings

Ossen Group (Asia) Co., Ltd. ("Ossen Asia")	BVI February 7, 2002	USD	—	100%	Investments holdings

Topchina Development Group Ltd. ("Topchina")	BVI November 3, 2004	USD	—	100%	Investments holdings

Ossen Innovation Materials Co., Ltd. ("Ossen Materials")	The PRC October 27, 2004	RMB	75,000,000	81%	Design, engineering, manufacture and sale of customized prestressed steel materials

Ossen (Jiujiang) New Materials Co., Ltd. (Formerly Ossen (Jiujiang) Steel Wire & Cable Co., Ltd.) ("Ossen Jiujiang")	The PRC April 13, 2005	RMB	183,271,074	96.11%	Design, engineering, manufacture and sale of customized prestressed steel materials